GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill recorded in relation to a branch acquisition				$ 1,800,000
Goodwill	13,651,000		13,651,000	13,651,000
Goodwill as a percent of total assets	1.13%		1.16%
Goodwill as a percent of total capital	11.65%		12.12%
Core deposit intangible			426,000	1,271,000
Accumulated amortization			(42,000)	(845,000)
Net core deposit intangible	373,000		384,000	426,000
Amortization of intangibles	11,000	11,000	42,000	35,000	85,000
2014			42,000
2015			42,000
2016			42,000
2017			42,000
2018			$ 42,000